Summary of Significant Accounting Policies - Impact of Adoption of ASC 606 on Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Recurring services	$ 652.5	$ 598.5	$ 558.5
Professional services and other	93.9	72.3	64.9
Total revenue	746.4	670.8	623.4
Operating profit	52.8	33.0	$ (11.2)
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Recurring services	625.0	573.9
Professional services and other	115.7	102.3
Total revenue	740.7	676.2
Operating profit	56.3	46.6
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Significant Accounting Policies [Line Items]
Recurring services	(27.5)	(24.6)
Professional services and other	21.8	30.0
Total revenue	(5.7)	5.4
Operating profit	$ 3.5	$ 13.6